UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2012

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Q Global Advisors, LLC
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-13619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

    /s/ Brandon Teague      Fort Worth, Texas       August 13, 2012
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $30,419 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-13620                  Q Global Capital Management, L.P.
    2                 28-10277                  Geoffrey Raynor (Mr. Raynor is the controlling shareholder of
                                                  Renegade Resources, Inc., which is the sole member of
                                                  Renegade Swish, LLC, which is the manager of Q Global Advisors, LLC.)

                          FORM 13F INFORMATION TABLE

            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7           COLUMN 8

                                                           VALUE    SHARES/    SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL DSCRETN   MGRS      SOLE     SHARED  NONE
------------------------------ ---------------- --------- --------- ---------- --- ---- ------- -------- ---------- -------- ------
AAR CORP                       NOTE 1.750% 2/0  000361AH8      1142    1160000 PRN      DEFINED 1, 2        1160000
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3      2901    2805000 PRN      DEFINED 1, 2        2805000
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2      1446    1440000 PRN      DEFINED 1, 2        1440000
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4      1371    1300000 PRN      DEFINED 1, 2        1300000
CAL DIVE INTL INC              NOTE 3.250%12/1  127914AB5      2474    2490000 PRN      DEFINED 1, 2        2490000
CHARLES RIV LABS INTL INC      NOTE 2.250% 6/1  159864AB3      3504    3530000 PRN      DEFINED 1, 2        3530000
CUMULUS MEDIA INC              CL A             231082108       632     209849 SH       DEFINED 1, 2         209849
EXTERRAN HLDGS INC             NOTE 4.250% 6/1  30225XAA1       238     250000 PRN      DEFINED 1, 2         250000
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0      2575    2705000 PRN      DEFINED 1, 2        2705000
GREATBATCH INC                 SDCV 2.250% 6/1  39153LAB2      1516    1545000 PRN      DEFINED 1, 2        1545000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6      1124    1080000 PRN      DEFINED 1, 2        1080000
LIFEPOINT HOSPITALS INC        NOTE 3.500% 5/1  53219LAH2       957     900000 PRN      DEFINED 1, 2         900000
LINCARE HLDGS INC              DBCV 2.750%11/0  532791AE0       503     425000 PRN      DEFINED 1, 2         425000
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0      1028    1000000 PRN      DEFINED 1, 2        1000000
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8      3295    3250000 PRN      DEFINED 1, 2        3250000
SAKS INC                       NOTE 2.000% 3/1  79377WAL2      5713    5500000 PRN      DEFINED 1, 2        5500000



